Employee Benefits - Summary of Expense Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Current service cost	$ 528	$ 496
Net interest cost	404	440
Plan administration expenses	124	145
Settlement	113
Pension expense	1,169	1,081
Actual return on plan assets	$ 1,673	$ 1,132